NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of profit/(loss) before tax to cash generated from operations
Profit (loss) before tax	¥ 36,357	$ 5,588	¥ (5,275)	¥ 17,130
Adjustment for:
Interest income	(653)		(901)	(873)
Financial costs	5,044		6,246	6,118
Exchange losses/(gains), net	(356)	(55)	790	143
Share of (profits)/losses of associates	(302)	(46)	609	(256)
Share of profit of a joint venture	(553)	(85)	(533)	(1,647)
Investment income	(2,409)	(370)	(2,774)	(2,398)
Impairment and provision	9,130		12,171	2,746
Depreciation, depletion and amortization	61,257		68,907	73,439
Loss on disposal and write-off of property, plant and equipment	1,937		2,304	2,115
Others	0		0	70
Subtotal	109,452		81,544	96,587
Decrease/(increase) in trade receivables and other current assets	(1,073)		(2,820)	7,932
Decrease in inventories and supplies	1,464		922	1,427
(Decrease)/increase in trade and accrued payables and other payables	782		2,491	(9,851)
Cash generated from operations	¥ 110,625	$ 17,003	¥ 82,137	¥ 96,095